Note Trust preferred securities (Financial data pertaining to the different trusts (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure - Financial Data Pertaining to the Different Trusts [Abstract]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Debt Redemption Price Percent Of Principal Amount	100.00%